Other receivables and assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other receivables and assets [abstract]
Prepayments for inventories	¥ 990,742	¥ 387,335
Prepaid income tax	134,477	150,838
Others	270,330	181,913
Total prepayments	1,395,549	720,086
Less: loss allowance	4,638	4,638
Total prepayments, net	1,390,911	715,448
Dividends receivable	30,000	273,897
Receivables from sales of fuel	74,578	290,040
Others	1,569,181	1,483,331
Subtotal other receivables	1,673,759	2,047,268
Less: loss allowance	38,531	29,241
Total other receivables, net	1,635,228	2,018,027
Profit compensation from Huaneng Group (Note 16)	550,832	615,013
VAT recoverable	1,927,638	2,607,505
Financial lease receivables	871,302	45,524
Designated loan to a joint venture	80,000	80,000
Gross total	6,499,080	6,115,396
Net total	¥ 6,455,911	¥ 6,081,517	[1]

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).